Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
February 29, 2024
FEG-NPRT1-0424
1.797938.120
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.6%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	222,100	21,539
Interactive Media & Services - 1.3%
Pinterest, Inc. Class A (a)	1,218,400	44,715
Media - 1.7%
The Trade Desk, Inc. (a)	707,000	60,399
TOTAL COMMUNICATION SERVICES		126,653
CONSUMER DISCRETIONARY - 11.6%
Broadline Retail - 0.2%
Coupang, Inc. Class A (a)	420,000	7,778
Distributors - 0.3%
Pool Corp.	28,115	11,193
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	88,156	21,069
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	6,730	18,095
Domino's Pizza, Inc.	59,400	26,632
Doordash, Inc. (a)	50,000	6,229
Expedia, Inc. (a)	75,263	10,297
Wyndham Hotels & Resorts, Inc.	81,600	6,246
		67,499
Household Durables - 2.5%
Lennar Corp. Class A	93,900	14,884
NVR, Inc. (a)	2,200	16,776
PulteGroup, Inc.	292,096	31,657
TopBuild Corp. (a)	55,500	22,332
		85,649
Specialty Retail - 4.7%
AutoZone, Inc. (a)	13,395	40,266
Dick's Sporting Goods, Inc.	165,000	29,352
Murphy U.S.A., Inc.	102,000	42,535
O'Reilly Automotive, Inc. (a)	27,500	29,904
Ross Stores, Inc.	132,300	19,707
		161,764
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	346,440	42,352
Deckers Outdoor Corp. (a)	4,987	4,466
		46,818
TOTAL CONSUMER DISCRETIONARY		401,770
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(b)	184,485	15,058
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	132,945	9,710
Casey's General Stores, Inc.	66,500	20,249
		29,959
Food Products - 0.3%
Lamb Weston Holdings, Inc.	110,600	11,304
TOTAL CONSUMER STAPLES		56,321
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	500,000	10,845
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (a)	424,712	10,915
APA Corp.	90,338	2,691
Cenovus Energy, Inc.	922,000	16,070
Cheniere Energy, Inc.	278,000	43,146
Hess Corp.	223,700	32,604
Valero Energy Corp.	49,000	6,932
		112,358
TOTAL ENERGY		123,203
FINANCIALS - 10.8%
Capital Markets - 6.6%
Ameriprise Financial, Inc.	155,000	63,141
Ares Management Corp.	301,000	39,922
Cboe Global Markets, Inc.	102,100	19,603
KKR & Co. LP	202,300	19,878
LPL Financial	70,000	18,752
MSCI, Inc.	92,000	51,609
Tradeweb Markets, Inc. Class A	149,300	15,799
		228,704
Financial Services - 2.8%
Apollo Global Management, Inc.	859,600	96,107
Insurance - 1.4%
Arthur J. Gallagher & Co.	118,000	28,784
Globe Life, Inc.	67,400	8,555
Kinsale Capital Group, Inc.	25,600	13,214
		50,553
TOTAL FINANCIALS		375,364
HEALTH CARE - 16.4%
Biotechnology - 0.4%
Moderna, Inc. (a)	142,281	13,124
Health Care Equipment & Supplies - 7.0%
DexCom, Inc. (a)	570,900	65,693
IDEXX Laboratories, Inc. (a)	23,400	13,460
Insulet Corp. (a)	253,000	41,492
Penumbra, Inc. (a)	21,100	4,957
ResMed, Inc.	444,200	77,166
Shockwave Medical, Inc. (a)	157,500	41,087
		243,855
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	755,000	84,545
Centene Corp. (a)	290,000	22,745
Molina Healthcare, Inc. (a)	203,000	79,964
		187,254
Health Care Technology - 0.8%
Doximity, Inc. (a)	184,138	5,198
Veeva Systems, Inc. Class A (a)	99,970	22,544
		27,742
Life Sciences Tools & Services - 2.8%
Mettler-Toledo International, Inc. (a)	41,700	52,009
West Pharmaceutical Services, Inc.	125,900	45,118
		97,127
TOTAL HEALTH CARE		569,102
INDUSTRIALS - 26.6%
Aerospace & Defense - 3.0%
Howmet Aerospace, Inc.	425,000	28,284
TransDigm Group, Inc.	65,800	77,495
		105,779
Building Products - 3.1%
Builders FirstSource, Inc. (a)	86,100	16,805
Carrier Global Corp.	690,000	38,350
Trane Technologies PLC	189,700	53,490
		108,645
Commercial Services & Supplies - 4.9%
Cintas Corp.	121,568	76,419
Copart, Inc.	1,576,700	83,802
GFL Environmental, Inc. (b)	266,274	9,607
		169,828
Construction & Engineering - 3.1%
Comfort Systems U.S.A., Inc.	1,268	388
EMCOR Group, Inc.	135,300	42,419
Quanta Services, Inc.	275,000	66,415
		109,222
Electrical Equipment - 3.9%
AMETEK, Inc.	142,000	25,586
Atkore, Inc.	183,800	31,136
Nextracker, Inc. Class A	316,280	17,788
nVent Electric PLC	366,300	24,659
Vertiv Holdings Co.	560,000	37,867
		137,036
Ground Transportation - 2.9%
Old Dominion Freight Lines, Inc.	178,500	78,983
Saia, Inc. (a)	36,900	21,232
		100,215
Machinery - 2.1%
IDEX Corp.	25,066	5,913
PACCAR, Inc.	238,000	26,392
Parker Hannifin Corp.	73,100	39,141
		71,446
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp. Class A	82,930	12,250
Verisk Analytics, Inc.	100,000	24,190
		36,440
Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	88,671	86,318
TOTAL INDUSTRIALS		924,929
INFORMATION TECHNOLOGY - 21.5%
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp. Class A	540,000	58,990
CDW Corp.	224,200	55,200
Vontier Corp.	700,000	30,100
		144,290
IT Services - 4.5%
EPAM Systems, Inc. (a)	75,900	23,104
Gartner, Inc. (a)	171,900	80,030
MongoDB, Inc. Class A (a)	121,500	54,381
		157,515
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	7,997	10,400
Enphase Energy, Inc. (a)	102,800	13,057
KLA Corp.	13,700	9,348
Lam Research Corp.	9,074	8,514
Lattice Semiconductor Corp. (a)	316,300	24,232
Monolithic Power Systems, Inc.	73,000	52,563
NXP Semiconductors NV	51,000	12,736
ON Semiconductor Corp. (a)	851,000	67,161
		198,011
Software - 7.0%
Atlassian Corp. PLC (a)	38,200	7,923
Cadence Design Systems, Inc. (a)	61,500	18,719
Crowdstrike Holdings, Inc. (a)	210,000	68,072
Dynatrace, Inc. (a)	644,800	31,950
Fair Isaac Corp. (a)	22,100	28,065
Fortinet, Inc. (a)	310,000	21,424
HubSpot, Inc. (a)	53,400	33,044
Intuit, Inc.	11,695	7,752
Roper Technologies, Inc.	14,966	8,152
Synopsys, Inc. (a)	30,400	17,441
		242,542
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc. Class A (a)	84,800	4,465
TOTAL INFORMATION TECHNOLOGY		746,823
MATERIALS - 1.9%
Construction Materials - 0.7%
CRH PLC	277,513	23,397
Metals & Mining - 1.2%
Steel Dynamics, Inc.	321,200	42,983
TOTAL MATERIALS		66,380
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	241,100	18,960
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp.	586,000	31,960
TOTAL COMMON STOCKS (Cost $2,090,773)		3,441,465

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	52,161,175	52,172
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	22,246,122	22,248
TOTAL MONEY MARKET FUNDS (Cost $74,419)		74,420

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,165,192)	3,515,885
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(37,530)
NET ASSETS - 100.0%	3,478,355

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	66,423	348,840	363,091	800	-	-	52,172	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	30,848	118,789	127,389	9	-	-	22,248	0.1%
Total	97,271	467,629	490,480	809	-	-	74,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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